Rule 497(e)
                                                               File Nos. 2-75503
                                                                       811-03364


                            Maxim Series Fund, Inc.

                        Supplement dated July 1, 2003 to
                          Prospectus dated May 1, 2003

                    Maxim INVESCO Small-Cap Growth Portfolio

                                (the "Portfolio")

Effective July 1, 2003, the name of the Portfolio is the Maxim MFS(R) Small-Cap Growth Portfolio.

Maxim Capital Management, LLC ("MCM"), the investment adviser to Maxim Series Fund, Inc. (the "Fund"), serves as a manager-of-managers under an order issued by the Securities and Exchange Commission. The current order permits MCM to hire new sub-advisers or amend sub-advisory agreements without shareholder approval. MCM has selected Massachusetts Financial Services Company ("MFS") to replace INVESCO Funds Group, Inc. as the new sub-adviser for the Portfolio, effective July 1, 2003. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada Inc., a diversified financial services organization. MFS is a Delaware corporation with its principal business address at 500 Boylston Street, Boston, Massachusetts 02116.

The Portfolio is managed by a team of portfolio managers. Donald F. Pitcher, Jr., Senior Vice President of MFS, has been portfolio manager of the MFS New Discovery Fund since 2002. Mr. Pitcher has been employed with MFS since 1971. Robert Henderson, Vice President of MFS, joined MFS in 1996 and has managed the MFS New Discovery Fund since 2002.

           This supplement should be retained for future reference.

                                                                     Rule 497(e)
                                                               File Nos. 2-75503
                                                                       811-03364


                             Maxim Series Fund, Inc.

                        Supplement dated July 1, 2003 to
                       Statement of Additional Information
                                dated May 1, 2003

                    Maxim INVESCO Small-Cap Growth Portfolio

                                (the "Portfolio")

The Portfolio

Effective July 1, 2003, the name of the Portfolio is the Maxim MFS(R) Small-Cap Growth Portfolio.

MFS
Massachusetts Financial Services Company ("MFS") serves as the sub-adviser to the Portfolio pursuant to a Sub-Advisory Agreement Amendment dated effective July 1, 2003, approved by the Board of Directors on June 12, 2003. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada Inc., a diversified financial services organization.

Maxim Capital Management, LLC ("MCM"), the investment adviser to Maxim Series Fund, Inc. is responsible for compensating MFS, which receives monthly compensation for the Portfolio at the annual rate of 0.40% on net assets for the Portfolio.

            This supplement should be retained for future reference.